Private Placement/Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10. Private Placement/Equity

On May 5, 2014, we closed a private placement of 1,000,000 shares of our common stock at a purchase price of $2.00 per share for an aggregate purchase price of $2,000,000 for the shares. The investors in the offering included, among others, John Pappajohn, Mark C. Oman and Matt Kinley, who are each directors of the Company.